Equity (Details) - USD ($)									12 Months Ended
		Aug. 25, 2025	Aug. 08, 2025	Dec. 27, 2024	Dec. 12, 2024	Nov. 14, 2024	Oct. 02, 2024	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Ordinary share authorized (in Shares)									2,500,000,000
Ordinary share par value (in Dollars per share)									$ 0.008
Ordinary shares issued (in Shares)									16,876
Economic beneficial interest rate									0.44%
Shareholders stock split									1-for-10
Ordinary shares par value (in Shares)									0.0001
Shares exercise price (in Dollars per share)							$ 2.4
Gross proceeds							$ 928,200
Aggregate purchase price						$ 3,000,000
Exercise of Warrants
After-tax profits percentage									10.00%
Reserve funds percentage									50.00%
Accrued statutory reserve									$ 62,654	$ 161,208	$ 56,151
Percentage of retained earnings									10.00%	10.00%	10.00%
Reversal of statutory reserve									$ 141,513	$ 113,186
Statutory reserve funds									1,340,331	1,419,190
Net assets									$ 13,060,975	$ 13,139,835
Tax rate											(19.63%)
Warrant [Member]
Equity [Line Items]
Other percentage of warrants						50.00%
Warrants exercise price (in Dollars per share)						$ 16
VIE [Member]
Equity [Line Items]
Statutory reserve funds									$ 1,340,331	$ 1,419,190
Retained earnings
Restricted net assets									$ 13,060,975	$ 13,139,835
PRC Enterprise Income Tax [Member]
Equity [Line Items]
Tax rate									10.00%
Zhongchao Shanghai [Member]
Equity [Line Items]
Percentage of shareholders									6.25%
Hong Kong [Member]
Equity [Line Items]
Tax rate									5.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)	[1]								2,250,000,000	2,250,000,000
Ordinary share par value (in Dollars per share)	[1]								$ 0.008	$ 0.008
Committed to issue ordinary shares (in Shares)									16,876
Aggregate of ordinary shares (in Shares)						5,000,000
Shares exercise price (in Dollars per share)						$ 14.4
Other percentage of warrants						50.00%
Exercise of Warrants					$ 1,200,000
Granted shares (in Shares)			62,500	4,875
Aggregation of shares (in Shares)		68,750
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)	[1]								250,000,000	250,000,000
Ordinary share par value (in Dollars per share)	[1]								$ 0.008	$ 0.008
Description of ordinary shares voting rights									Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 1,000 votes.
Aggregation of shares (in Shares)		556,250
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)								$ 0.008
Aggregate of ordinary shares (in Shares)								386,750
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Aggregate of ordinary shares (in Shares)						1,250,000
Shares exercise price (in Dollars per share)						$ 0.008

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).